Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets
Net operating loss carryforwards	$ 36,533,676	$ 20,536,474
Compensation accruals	9,058,023	4,771,220
Lease liabilities	3,022,320	2,456,883
Other	1,921,076	987,996
Total deferred tax assets	50,535,095	28,752,573
Less: valuation allowance	(34,628,089)	(21,043,136)
Deferred tax assets, net of valuation allowance	15,907,006	7,709,437
Deferred tax liabilities
Right of use assets	(2,704,189)	(2,154,329)
Intangibles	(5,233,634)	(5,712,800)
Property and equipment	(886,939)	(968,015)
Total deferred tax liabilities	(8,824,762)	(8,835,144)
Net deferred tax asset	$ 7,082,244	$ (1,125,707)